Income Tax - Major components of income tax benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Current income tax:
Current income tax charge	$ (25,715)	$ (15,788)	$ (1,956)
Adjustments in respect to current income tax of previous years	1,276	(361)	(48)
Deferred tax:
Benefit (expense) relating to origination and reversal of temporary differences	18,702	30,417	(19,934)
Adjustments in respect to deferred income tax of previous years	1,292	(46,333)	(33,363)
Income tax expense	$ (4,445)	$ (32,065)	$ (55,301)